OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals
Components of other payables and accruals were as follows (RMB in millions):

	2022	2023

Accrued operating expenses	5,235	5,617
Deposits received from travel suppliers and packaged tours users	942	1,119
Payable related to acquisition and investments	294	—
Current lease liabilities (Note 11)	274	140
Interest payable	43	143
Others	625	963

Total	7,413	7,982